TAXES ON INCOME - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 67,096	$ 50,090
Acquired intangibles	13,172	9,256
Operating leases liabilities	15,985	21,124
Share based payments	36,462	39,784
Research and development costs	135,522	154,024
Reserves, allowances and other	49,816	51,788
Deferred tax assets before valuation allowance	318,053	326,066
Valuation allowance	(9,722)	(11,401)
Deferred tax assets	308,331	314,665
Deferred tax liabilities:
Acquired intangibles	(157,533)	(1,638)
Operating lease right-of-use assets	(13,536)	(17,381)
Internal use software and other fixed assets	(18,991)	(45,070)
Prepaid compensation expenses	(29,367)	(28,160)
Other	(684)	(5,149)
Deferred tax liabilities	(220,111)	(97,398)
Deferred tax assets, net	88,220	217,267
Deferred tax assets	198,213	219,232
Deferred tax liabilities	$ (109,993)	$ (1,965)